Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Lease Expense

The components of lease expense were as follows:

	Six Months ended June 30,
	2024	2025
	$	$
	Unaudited	Unaudited
Operating lease expense	1,161	376

Supplemental cash flow information related to leases was as follows:

	Six Months ended June 30,
	2024	2025
	$	$
	Unaudited	Unaudited
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	622	200

Supplemental balance sheet information related to leases was as follows:

	Six Months ended June 30,
	2024	2025
	Unaudited	Unaudited
Weighted-average Remaining Lease Term
Operating leases	1.70 Years	5.20 Years
Weighted-average Discount Rate
Operating leases	4.32%	6.85%

Schedule of Maturities of Lease Liabilities

As of June 30, 2025, maturities of lease liabilities were as follows:

Amount
$
Unaudited
For the six months ending December 31, 2025 (remaining)	178
For the year ending December 31,
2026	1,339
2027	1,571
2028	1,389
2029	1,326
Thereafter	1,486
Total lease payments	7,289
Less: interest	(1,287)
Total	6,002
Less: current portion	(712)
Non-current portion	5,290